Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
Schedule of Movement of Goodwill

The following table sets forth the movement of goodwill:

	For the years ended March 31,
	2026	2025

Balance at the beginning of the year	$10,833,735	$—
Addition	—	52,102,945
Goodwill allowance	(11,069,876)	(41,366,680)
Translation adjustment	236,141	97,470
Balance at the end of the period	$—	$10,833,735